Subsequent Events (Details) - USD ($)	Mar. 06, 2024	Feb. 17, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Subsequent Events [Line Items]
Total sale consideration	$ 325,000
Mortgage loan	$ 247,000			$ 1,222,000	$ 2,229,162
Subsequent Event [Member]
Subsequent Events [Line Items]
Committed to a cash payment		$ 125,000